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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                            Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Emerging Markets
          SCHEDULE OF INVESTMENTS  8/31/2007 (unaudited)

Shares                                                       Value

          PREFERRED STOCKS - 2.2 %
          Media - 1.3 %
          Broadcasting & Cable TV - 1.2 %
506,026   Net Servicos de Comunicacao SA *                $7,545,889
          Total Media                                     $7,545,889
          Banks - 0.9 %
          Diversified Banks - 0.9 %
125,730   Banco Itau Holding Financeira                   $5,522,121
          Total Banks                                     $5,522,121
          TOTAL PREFERRED STOCKS
          (Cost  $5,534,079)                              $13,068,010
          COMMON STOCKS - 90.3 %
          Energy - 12.5 %
          Coal & Consumable Fuels - 2.2 %
22,294,000Bumi Resources Tbk Pt                           $6,066,390
4,076,000 Yanzhou Coal Mining - H *                        7,215,844
                                                          $13,282,234
          Integrated Oil & Gas - 6.3 %
5,413,500 China Petroleum & Chemical                      $5,961,341
107,400   Lukoil Holding (A.D.R.)                          7,947,600
329,200   Petrobras Brasileiro (A.D.R.)                    17,523,316
161,900   Sasol, Ltd. (A.D.R.)                             6,513,237
                                                          $37,945,494
          Oil & Gas Equipment And Services - 1.9 %
115,000   TelecomAsia Corp. Public Co., Ltd.              $5,396,950
153,900   TMK (G.D.R.) (144A) *                            5,938,594
                                                          $11,335,544
          Oil & Gas Exploration & Production - 1.1 %
5,102,400 CNOOC, Ltd.                                     $6,264,000
          Oil & Gas Refining & Marketing - 1.0 %
64,600    Reliance Industries, Ltd. (G.D.R.) (144A)       $6,169,300
          Total Energy                                    $74,996,572
          Materials - 12.8 %
          Construction Materials - 2.0 %
1,018,844 Pretoria Portland Cement Co. *                  $6,464,476
7,978,000 PT Indocement Tunggal Prakarsa Tbk               5,453,819
                                                          $11,918,295
          Diversified Metals & Mining - 5.0 %
457,696   Companhia Vale do Rio Doce (A.D.R.) (c)         $19,108,808
61,400    Freeport-McMoRan Copper & Gold, Inc. (Class B)   5,367,588
26,000    Norilsk Nickel * (c)                             5,801,029
                                                          $30,277,425
          Gold - 3.3 %
480,300   Gold Fields, Ltd. (A.D.R.) (c)                  $7,281,348
717,300   IAMGOLD Corp.                                    4,741,353
8,956,875 Zijin Mining Group Co., Ltd. *                   8,045,855
                                                          $20,068,556
          Precious Metals & Minerals - 2.5 %
65,700    Anglo American Platinum Corp., Ltd.             $8,791,442
153,500   Compania de Minas Buenaventura SA (c)            5,868,305
                                                          $14,659,747
          Total Materials                                 $76,924,023
          Capital Goods - 14.7 %
          Aerospace & Defense - 1.0 %
133,400   Elbit Systems, Ltd.                             $5,970,103
          Construction & Engineering - 6.1 %
792,300   Aveng, Ltd.                                     $5,873,014
3,761,900 China Communications Construction Co., Ltd. *    8,250,237
8,220,678 Continental Engineering Corp.                    4,741,221
980,284   Empressa ICA Sociedad Controladora SA de C.V. *  5,414,682
41,800    GS Engineering & Construction Corp. *            6,611,269
90,700    Kyeryong Construction Industrial Co., Ltd. *     5,849,460
                                                          $36,739,883
          Construction & Farm Machinery & Heavy Trucks - 5.6 %
142,200   Daewoo Heavy Industries & Machinery, Ltd.       $8,537,391
23,270    Hyundai Heavy Industries *                       9,278,155
167,700   Samsung Heavy Industries Co., Ltd. *             8,546,446
5,846,000 Yangzijiang Shipbuilding *                       7,096,458
                                                          $33,458,450
          Industrial Conglomerates - 2.0 %
717,400   *CA KEPPEL Corp.                                $5,996,515
576,400   Murray & Roberts Holdings                        6,085,862
                                                          $12,082,377
          Total Capital Goods                             $88,250,813
          Transportation - 2.1 %
          Marine - 1.3 %
2,590,000 China Shipping Development Co., Ltd.            $7,976,319
          Railroads - 0.8 %
404,900   All America Latina Logistica                    $4,722,973
          Total Transportation                            $12,699,292
          Consumer Durables & Apparel - 4.6 %
          Apparel, Accessories & Luxury Goods - 1.2 %
6,790,000 Anta Sports Products, Ltd. *                    $6,905,114
          Footwear - 0.7 %
2,028,000 Stella International *                          $4,150,771
          Homebuilding - 1.8 %
1,134,100 Corporacion GEO, SA de C.V. *                   $5,899,437
501,960   Cyrela Brazil Realty SA *                        4,811,036
                                                          $10,710,473
          Housewares & Specialties - 0.9 %
178,100   Woongjin Coway Co., Ltd. *                      $5,608,760
          Total Consumer Durables & Apparel               $27,375,118
          Consumer Services - 0.9 %
          Hotels, Resorts & Cruise Lines - 0.9 %
1,712,900 Indian Hotels Co., Ltd.                         $5,357,105
          Total Consumer Services                         $5,357,105
          Media - 1.5 %
          Broadcasting & Cable TV - 0.5 %
582,300   Television Broadcasts, Ltd.                     $3,590,142
          Movies & Entertainment - 0.9 %
244,200   CTC Media, Inc. * (c)                           $5,616,600
          Total Media                                     $9,206,742
          Retailing - 3.2 %
          Apparel Retail - 0.8 %
1,110,500 Truworths International, Ltd.                   $5,101,795
          Department Stores - 2.4 %
52,800    Hyundai Department Store Co., Ltd. *            $5,990,190
470,500   Lojas Renner SA *                                8,162,689
                                                          $14,152,879
          Total Retailing                                 $19,254,674
          Food & Drug Retailing - 1.1 %
          Food Distributors - 1.1 %
188,500   X-5 Retail Group NV (G.D.R.) *                  $6,341,903
          Total Food & Drug Retailing                     $6,341,903
          Food Beverage & Tobacco - 2.0 %
          Packaged Foods & Meats - 1.1 %
61,700    Wimm-Bill-Dann *                                $6,315,612
          Soft Drinks - 0.9 %
161,400   Fomento Economico Mexicano SA de C.V.           $5,623,176
          Total Food Beverage & Tobacco                   $11,938,788
          Household & Personal Products - 2.2 %
          Household Products - 1.2 %
46,900    LG Household & Health Care, Ltd. *              $7,148,795
          Personal Products - 1.0 %
105,500   Oriflame Cosmetics SA                           $5,787,620
          Total Household & Personal Products             $12,936,415
          Banks - 14.4 %
          Diversified Banks - 14.4 %
228,608   Banco Bradesco SA (c)                           $5,642,045
413,100   Banco do Brasil SA                               6,065,399
6,311,000 Bank Danamon PT *                                5,436,207
1,260,900 Bank Hapoalim, Ltd.                              5,969,344
1,632,100 Bumiputra-Commerce Holdings Berhad               5,108,582
8,128,100 China Construction Bank *                        6,808,232
7,093,000 Chinatrust Financial Holding Co., Ltd. *         5,323,743
112,367   Hana Financial Holdings *                        5,322,770
9,230,000 Industrial and Commerical Bank of China          6,090,032
86,831    Kookmin Bank (A.D.R.) * (c)                      7,072,385
1,400,000 Sberbank RF *                                    5,356,091
86,500    Shinhan Financial Group Co., Ltd. *              5,313,428
426,786   Standard Bank Group, Ltd.                        6,249,063
1,868,400 Turkiye Vakiflar Bankasi *                       5,313,544
48,839    Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R 5,449,456
                                                          $86,520,321
          Total Banks                                     $86,520,321
          Diversified Financial Services - 0.9 %
1,214,500 African Bank Investments, Ltd.                  $5,362,178
          Total Diversified Financials                    $5,362,178
          Insurance - 2.9 %
          Life & Health Insurance - 0.8 %
232,456 Cathay Financial Holding Co., Ltd., (G.D.R.) (1$5,067,541 Property & Casualty Insurance - 2.1 %
901,550   Aksigorta A.S.                                  $6,043,492
151,830   Dongbu Insurance Co., Ltd. *                     6,365,953
                                                          $12,409,445
          Total Insurance                                 $17,476,986
          Real Estate - 1.8 %
          Real Estate Management & Development - 1.8 %
15,425,620Ayala Land, Inc.                                $4,816,317
501,960   Cyrela Commercial Properties *                     614,175
487,600   Sistema Hals (G.D.R.) (144A) *                   5,680,540
                                                          $11,111,032
          Total Real Estate                               $11,111,032
          Technology Hardware & Equipment - 1.4 %
          Electronic Manufacturing Services - 1.4 %
1,154,389 Hon Hai Precision Industry                      $8,624,116
          Total Technology Hardware & Equipment           $8,624,116
          Semiconductors - 1.7 %
          Semiconductors - 1.7 %
1,282,756 Taiwan Semiconductor Manufacturing Co.          $2,449,015
784,897   Taiwan Semiconductor Manufacturing Co. (A.D.R.)  7,786,178
                                                          $10,235,193
          Total Semiconductors                            $10,235,193
          Telecommunication Services - 8.8 %
          Integrated Telecommunication Services - 1.0 %
5,119,900 PT Telekomunikasi Indonesia                     $5,932,524
          Wireless Telecommunication Services - 7.8 %
254,400   America Movil (A.D.R.)                          $15,381,024
93,200    Mobile Telesystems (A.D.R.) *                    6,166,112
404,900   MTN Group, Ltd.                                  6,133,825
100,200   Philippine Long Distance Telephone Co.           5,817,902
457,800   Reliance Communications, Ltd.                    6,129,942
292,500   Vimpel-Communications (A.D.R.)                   7,137,000
                                                          $46,765,805
          Total Telecommunication Services                $52,698,329
          Utilities - 0.9 %
          Water Utilities - 0.9 %
3,214,300 Sino-Environment Technology Group *             $5,343,593
          Total Utilities                                 $5,343,593
          TOTAL COMMON STOCKS
          (Cost  $347,363,534)                            $542,653,193
          Rights/Warrants - 0.0 %
          Diversified Finance Services - 0.0 %
15,425,620Ayala Rights Exp. 9/1/07 *                      $  248,934
          Total Diversified Financials
          (Cost  $151,825)                                $  248,934
          TEMPORARY CASH INVESTMENTS - 7.3 %
          Repurchase Agreement - 7.3 %
43,900,000UBS Warburg, Inc., 5.05% dated 8/31/07, repurchace price of $43,900,000 plus accrued intrest on 9/4/07 collateralized by $44,390,000 U.S. Treasury Note,
          5.0%, 7/31/08                                   $43,900,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $43,900,000)                             $43,900,000
          TOTAL INVESTMENT IN SECURITIES - 99.8%
          (Cost  $396,949,438)                            $599,870,137
          OTHER ASSETS AND LIABILITIES - 0.2%             $1,345,989
          TOTAL NET ASSETS - 100.0%                       $601,216,126

(A.D.R.)  American Depositary Receipt.

(G.D.R.)  Global Depositary Receipt.

*         Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2007, the value of these securities amounted to $28,305,431 or 4.7% of total net assets.

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $396,949,438 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost $203,777,010 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value  (856,311)
          Net unrealized gain                             $202,920,699

(b) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in securities, is as follows:

          Brazil                                               15.8%
          South Korea                                          14.6%
          South Africa                                         12.8%
          Russia                                               10.1%
          People's Republic of China                            9.4%
          Taiwan                                                7.2%
          Mexico                                                4.8%
          India                                                 3.2%
          Indonesia                                             2.8%
          Philippines                                           2.0%
          United States                                         2.0%
          Israel                                                1.9%
          Turkey                                                1.9%
          Singapore                                             1.9%
          Poland                                                1.8%
          Argentina                                             1.1%
          Malaysia                                              1.1%
          Sweden                                                1.1%
          Peru                                                  1.0%
          Hungary                                               1.0%
          Other (Individually less than 1%)                     2.5%
                                                              100.0%

(c)       At August 31, 2007, the following securities were out on loan:

Shares                        Security                       Value
226,322   Banco Bradesco SA                                5,585,627
148,036   Companhia Vale do Rio Doce (A.D.R.)              6,180,503
27,400    CTC Media, Inc. *                                 630,200
475,497   Gold Fields, Ltd. (A.D.R.)                       7,208,535
25,740    Norilsk Nickel *                                 5,732,298
85,963    Kookmin Bank (A.D.R.) *                          7,001,686
500       Compania de Minas Buenaventura SA                  19,115
          Total                                           $32,357,964




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.